Option and Collaboration Agreements - Summary of Total Transaction Price of the Collaboration Agreement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Details Of Allocation Of Transaction Price In Respect Of Performance Obligation And Revenue Recognition [Line Items]
Deferred revenue	$ 96	$ 109	$ 369
Shinogi And Company Limited [Member]
Details Of Allocation Of Transaction Price In Respect Of Performance Obligation And Revenue Recognition [Line Items]
Transaction price	24,192
Less: Revenue recognized	(24,192)
Deferred revenue	0
Shinogi And Company Limited [Member] | Option Period Payment [Member]
Details Of Allocation Of Transaction Price In Respect Of Performance Obligation And Revenue Recognition [Line Items]
Transaction price	10,000
Shinogi And Company Limited [Member] | Exercise Agreement Payment [Member]
Details Of Allocation Of Transaction Price In Respect Of Performance Obligation And Revenue Recognition [Line Items]
Transaction price	10,000
Shinogi And Company Limited [Member] | Discount On Issuance Of Corporate Bond [Member]
Details Of Allocation Of Transaction Price In Respect Of Performance Obligation And Revenue Recognition [Line Items]
Transaction price	3,805
Shinogi And Company Limited [Member] | Contract Modification [Member]
Details Of Allocation Of Transaction Price In Respect Of Performance Obligation And Revenue Recognition [Line Items]
Transaction price	$ 387